Income Taxes (Tables)	6 Months Ended
Dec. 31, 2022
Income Taxes
Summary of Domestic and foreign Components of Loss Before Taxes
	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
U.S. operations	$(3,285,900)	$(8,985,600)	$(3,764,500)
Non-U.S. operations	(787,200)	(2,296,100)	(290,500)
Total loss before taxes	$(4,073,100)	$(11,281,700)	$(4,055,000)

Summary of Provision for Income Taxes
	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
U.S. federal taxes:
Current	$-	$(99,200)	$-
Deferred	-	1,693,700	(1,152,500)
Non-U.S. taxes:
Current	-	-	-
Deferred	-	800,300	-
Total provision for income taxes	$-	$2,394,800	$(1,152,500)

Income tax reconciliation
	Six Months ended	Year ended
	December 31, 2022	2022 (As Restated)	2021
Computed “expected” income tax benefit	$(855,400)	$(2,369,200)	$(1,014,300)
Research and development credits	(49,600)	(99,200)	(93,900)
Incentive Stock Option Expense	36,600	64,300	59,500
PPP Loan Forgiveness	-	(91,100)	(111,700)
Valuation allowance	1,302,600	5,116,000	-
Aquila Biolabs GmbH operating loss	(245,700)	(717,100)	-
Return to provision, and other True-ups	(187,800)	-	-
Other, net	(700)	491,100	7,900
Income tax expense /(benefit)	$-	$2,394,800	$(1,152,500)

Deferred tax assets and liabilities
	As of	As of June 30,
	December 31, 2022	2022 (As Restated)	2021
Deferred tax assets:
Amortization of intangible assets, including goodwill	$377,800	$326,600	$374,000
Research and development credits	416,900	367,400	164,600
Goodwill impairment	898,800	898,800	-
Capitalized research and development expenses	276,900	-	-
Various accruals	92,200	50,400	64,600
Stock options expense	1,047,600	710,500	383,200
Net operating loss	3,353,100	2,769,400	1,515,800
Other	57,600	52,900	24,900
Subtotal	$6,520,900	$5,176,000	$2,527,100

Deferred tax liability:
Depreciation of property	(102,300)	(60,000)	(37,200)

Less valuation allowance	(6,418,600)	(5,116,000)	-

Net deferred tax assets	$-	$-	$2,489,900